Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities

	As of September 30, 2012	As of December 31, 2011
Accrued vacation	$41,114	$18,913
Accrued sick time	73,495	98,919
Accrued incentive bonus and other	163,379	1,258,921

Accrued liabilities	$277,988	$1,376,753

ACCRUED LIABILITIES

	As of December 31,
	2011	2010
Accrued vacation	$18,913	$66,314
Accrued sick time	98,919	95,533
Accrued incentive bonus and other	1,258,921	67,862

Total accrued liabilities	$1,376,753	$229,709